Net gain or loss on financial instruments at fair value through profit or loss -Disclosure of loss on financial instruments designated measured at fair value through profit loss (Details) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss on valuation of time deposits [member]
Disclosure of Loss on Financial Instruments Designated Measured at Fair Value Through Profit Loss [Line Items]
Gain (loss) from financial instruments	₩ 2,894	₩ (19,647)	₩ 0